REVENUE AND EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Groups revenues

	06/30/2022	06/30/2021
Online sports betting	28,386	23,470
Online casino wagering	22,876	16,474
Total	51,262	39,944

	2021	2020	2019
Online sports betting	45,875	39,719	42,678
Online casino wagering	34,178	30,778	18,905
Others	200	-	-
Total	80,253	70,497	61,583

Disclosure of geographical revenue

	06/30/2022	06/30/2021
Spain	27,281	25,641
Mexico	19,571	11,549
Colombia	2,785	2,048
Others	1,625	706
Total	51,262	39,944

	2021	2020	2019
Spain	49,753	48,279	44,058
Mexico	24,908	18,422	15,222
Colombia	3,976	2,355	1,489
Others	1,616	1,441	814
Total	80,253	70,497	61,583

Disclosure personnel expenses

	06/30/2022	06/30/2021
Wages, salaries and similar	4,747	2,546
LTIP provision	1,004	439
Social security contributions payable by the Group	692	-
Total	6,443	2,985

	2021	2020	2019
Wages, salaries and similar	6,248	4,483	4,308
Social security contributions payable by the Group	425	280	417
Other social contributions	407	394	377
Total	7,080	5,157	5,102

Disclosure of depreciation and amortization

	06/30/2022	06/30/2021
Depreciation of property, plant and equipment	33	25
Amortization of intangible assets	313	346
Amortization of right-of-use assets	-	6
Total	346	377

	2021	2020	2019
Depreciation of property, plant and equipment (Note 6)	54	40	27
Amortization of intangible assets (Note 5)	659	883	1,166
Amortization of right-of-use assets	8	9	-
Total	721	932	1,193

Disclosure of other operating expenses

	06/30/2022	06/30/2021
Gambling taxes	4,701	4,437
Leases	263	287
Utilities, repairs and maintenance	450	410
Professional services and other expenses	24,127	19,426
Business e-Mail Compromise Incident (*)	744	-
Casino license royalties	1,968	1,977
Marketing expenses	37,485	23,158
Total	69,738	49,695

*	As explained in Note 12, the Business e-Mail Compromise Incident corresponds to the expense related to the cyber fraud activity amounted to 744 thousand euros, recorded as other operating expenses for the six months ended June 30, 2022.

	2021	2020	2019
Gambling taxes	8,440	8,867	7,402
Leases	596	575	488
Utilities, repairs and maintenance	793	1,258	285
Professional services and other expenses	35,905	28,639	26,320
Listing and transaction costs	45,509	-	-
Casino license royalties	4,024	4,255	2,241
Marketing expenses	48,214	35,063	34,429
Total	143,481	78,657	71,165

Disclosure of basic and diluted earnings per share

	06/30/2022	06/30/2021
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(16,761)	(13,300)
Weight average number of shares outstanding:
Basic	45,121,956	30,016,151
Diluted	45,121,956	30,016,151
Basic earnings per share (euros)	(0.371)	(0.443)
Diluted earnings per share (euros)	(0.371)	(0.443)

	12/31/2021	12/31/2020	12/31/2019
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(68,067)	(16,274)	(16,191)
Weight average number of shares outstanding:
Basic	6,686,432	4,463,482	4,463,482
Diluted	6,686,432	4,463,482	4,463,482
Basic earnings per share (euros)	(10.18)	(3.64)	(3.63)
Diluted earnings per share (euros)	(10.18)	(3.64)	(3.63)